                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                  Registration File No: 33-65632

                              SCHRODER SERIES TRUST
                          Schroder Enhanced Income Fund
                      Schroder U.S. Core Fixed Income Fund
                          Schroder Municipal Bond Fund
                     Schroder Short-Term Municipal Bond Fund

                        Supplement dated July 1, 2005 to

                 Investor Shares Prospectus dated March 1, 2005

In order to correct a typographical error, the paragraph entitled "Portfolio
Turnover" on page 23 of the Investor Shares prospectus is replaced in its entirety with the following:

     o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what the Funds' adviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced.
     The Funds' adviser currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of Schroder Municipal
     Bond Fund and Schroder Short-Term Municipal Bond Fund and will be approximately 400% for each of Schroder Enhanced Income Fund and Schroder
     U.S. Core Fixed Income Fund. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

[SCHRODERS LOGO]

                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                  Registration File No: 33-65632

                              SCHRODER SERIES TRUST
                          Schroder Enhanced Income Fund
                      Schroder U.S. Core Fixed Income Fund
                          Schroder Municipal Bond Fund
                     Schroder Short-Term Municipal Bond Fund

                        Supplement dated July 1, 2005 to

                  Advisor Shares Prospectus dated March 1, 2005

In order to correct a typographical error, the paragraph entitled "Portfolio
Turnover" on pages 23 and 24 of the Advisor Shares prospectus is replaced in its entirety with the following:

     o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what the Funds' adviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced.
     The Funds' adviser currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of Schroder Municipal
     Bond Fund and Schroder Short-Term Municipal Bond Fund and will be approximately 400% for each of Schroder Enhanced Income Fund and Schroder
     U.S. Core Fixed Income Fund. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

[SCHRODERS LOGO]